Risk Management Overview - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum credit exposure	$ 6,438,909	$ 4,228,944
Cash	6,438,909	4,228,944
Current liabilities	685,024	673,207
Net decrease in cash	$ 2,209,965	$ 639,700	$ (5,763,294)
Percenatge of revenue	100.00%	100.00%	100.00%
Customer Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue	$ 12,423	$ 6,331	$ 156,419
Percenatge of revenue		100.00%	100.00%
Accounts receivable from customers	$ 0	$ 0
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment.
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 6,438,909
Current liabilities	685,024
Net decrease in cash	$ 2,209,965